Share repurchase program	12 Months Ended
Dec. 31, 2019
Share repurchase program
Share repurchase program
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. Share repurchase program
In September 2015, the Company’s Board of Directors authorized a share repurchase program (“2015 share repurchase program”) under which the Company may repurchase up to US$1,000,000 worth of its American depositary shares (“ADSs”) over the following 24 months. In December 2018, the Company’s Board of Directors authorized a share repurchase program (“2018 share repurchase program”) under which the Company may repurchase up to US$1,000,000 worth of its ADSs over the following 12 months. The share repurchases may be made in accordance with applicable laws and regulations through open market transactions, privately negotiated transactions or other legally permissible means as determined by the management.
Under
 the
2015 share repurchase program, the Company repurchased 31,065,784 ADSs for US$800,000 (RMB5,338,276
)
on the open market, at a weighted average price of US$25.75 per ADS, and entered into structured repurchase agreements involving the use of capped call options for the purchase of shares during the year ended December 31, 2016. The Company paid an
aggregate price of US$300,000 (RMB2,007,100) for the structured repurchase agreements during the year ended December 31, 2016, and received US$216,220 (RMB1,463,218) and US$107,239 (RMB737,501) upon the settlement of these agreements during the years ended December 31, 2016 and 2017, respectively, as the outcome of these arrangements was based entirely on the Company’s stock price and did not require the Company to deliver either shares or cash, other than the initial investment, the entire transaction was recorded in the shareholders’ equity.
No repurchase activity was incurred in 2017.
Under
 the
2018 share repurchase program, as of December 31, 2019, the Company repurchased 2,332,048 ADSs.
For the year ended December 31, 2018, the Company repurchased
1,396,200 ADSs for US$29,999 (RMB205,886) on the open market, at a weighted average price of US$21.48 per ADS.
For the year ended December 31, 2019, the Company repurchased
935,848 ADSs for US$19,101 (RMB131,010) on the open market, at a weighted average price of US$20.41 per ADS.
The Company accounts for the repurchased ordinary shares under the cost method and includes such treasury stock as a component of the shareholders’ equity.